Acquisitions and divestitures - (Details 3) - Alianca Energia [Member] $ in Millions	Sep. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Cash received	$ 1,006
Fair value of 30% interest retained	238
(-) Derecognition of Aliança’s net assets	(1,333)
Loss on the transaction	$ (89)